Acquisition of Businesses - Narrative (Details) - ProfoundBio $ in Millions	May 21, 2024 USD ($) candidate	Jun. 30, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Number of candidates | candidate	3
Cash paid for outstanding shares	$ 1,718
Cash payment to holders of outstanding equity awards for settlement of such vested and non-vested awards	199
Cash for equity compensation attributable to pre-combination service	187
Acquisition related charges, equity awards related to post-combination sevices	$ 11
Restricted cash balances for funds held in escrow		$ 30